Derivative Instrument	9 Months Ended	12 Months Ended
	Mar. 31, 2014	Jun. 30, 2013
Derivative Instruments And Hedging Activities Disclosure [Abstract]
Derivative Instrument

7. Derivative Instrument

On August 2, 2012, the Company entered into an interest rate swap with a notional value of $14,250 which was entered into to hedge the variable rate interest payments on half of the long-term debt entered into during July 2012. Under the swap, the Company paid interest on a quarterly basis at a fixed rate of 0.61% and received interest at a variable rate equal to one-month LIBOR. The notional amount of the swap reduced as mandatory debt principal payments under the Company’s July 2012 credit agreement were scheduled to amortize. The interest rate swap expires on June 30, 2017. Because management had not designated the swap as a hedge, the Company recorded the changes in fair value of the swap of $7 for the nine months ended March 31, 2014 and $28 for the year ended June 30, 2013 in interest expense. The interest rate swap was settled in connection with the pay down of all the amounts owed on the credit facilities and term loans discussed in Note 6 above.

7. Derivative Instrument

On August 2, 2012, the Company entered into an interest rate swap with a notional value of $14,250 which was entered into to hedge the variable rate interest payments on half of the long-term debt entered into during July 2012. Under the swap, the Company pays interest on a quarterly basis at a fixed rate of 0.61% and receives interest at a variable rate equal to one-month LIBOR. The notional amount of the swap reduces as mandatory debt principal payments under the Company’s July 2012 credit agreement were scheduled to amortize. The interest rate swap expires on June 30, 2017. Because management had not designated the swap as a hedge, the Company recorded the changes in fair value of the swap of $28 for the year ended June 30, 2013 in interest expense.